Related Party Transactions (Details) - Schedule of Accounts Payable - Related Party - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Payable - Related Party [Line Items]
Total accounts payable - related parties	$ 299,541
Seihinkokusai [Member]
Schedule of Accounts Payable - Related Party [Line Items]
Total accounts payable - related parties	$ 299,541